Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Fair Value
	CLOSED-END FUNDS - 79.2%
40,000	Aberdeen Asia Pacific Income Fund	$107,200
114,357	Aberdeen Global Dynamic Dividend Fund	1,116,124
61,405	Allspring Global Dividend Opportunity Fund	298,428
323,144	Allspring Income Opportunities Fund	2,139,213
23,549	Bancroft Fund LTD.	369,013
52,500	Barings Global Short Duration High Yield Fund	758,625
35,932	Blackrock Enhanced Equity Dividend Trust	293,564
73,000	BlackRock Enhanced International Dividend Trust	407,340
8,167	BlackRock MuniYield Michigan Quality Fund, Inc.	93,430
172,028	Blackstone Strategic Credit Fund	2,045,413
4,040	BNY Mellon High Yield Strategies Fund	9,736
168,060	Brandywine GLOBAL - Global Income Opportunities Fund, Inc.	1,388,176
67,268	Brookfield Real Assets Income Fund, Inc.	858,340
14,537	Clough Global Equity Fund	101,396
155,836	Clough Global Opportunities Fund	838,398
124,110	Credit Suisse High Yield Bond Fund	250,702
253,084	Destra Multi-Alternative Fund	2,042,388
122,687	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	1,014,621
23,452	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	198,169
83,086	First Trust High Yield Opportunities 2027 Term Fund	1,189,792
103,115	Herzfeld Caribbean Basin Fund, Inc.	242,320
221,392	Highland Income Fund	1,383,700
179,242	Invesco Advantage Municipal Income Trust II	1,589,877
33,080	Invesco Municipal Trust	329,477
122,198	Invesco Quality Municipal Income Trust	1,212,204
17,032	Invesco Trust for Investment Grade Municipals	174,919
70,800	Invesco Value Municipal Income Trust	873,672
149,390	Mexico Equity & Income Fund, Inc.	1,434,144
323,028	Morgan Stanley Emerging Markets Domestic Debt Fund Inc	1,473,008
11,952	Neuberger Berman MLP and Energy Income Fund Inc.	95,616
20,500	Neuberger Berman Next Generation Connectivity Fund Inc	264,655
22,400	Nuveen AMT-Free Municipal Credit Income Fund	279,104
155,400	Nuveen AMT-Free Quality Municipal Income Fund	1,780,884
147,076	Nuveen Core Plus Impact Fund	1,600,187
48,284	Nuveen Multi-Asset Income Fund	596,307
20,354	Nuveen Municipal Credit Income Fund	251,372
76,446	Nuveen Quality Municipal Income Fund	897,476
132,025	PGIM Global High Yield Fund, Inc.	1,568,457
178,891	PGIM Short Duration High Yield Opportunities Fund	2,742,399
92,232	Pioneer High Income Trust	693,585
218,431	Saba Capital Income & Opportunities Fund II	1,703,758
188,544	Templeton Emerging Markets Income Fund Inc.	1,004,940
21,985	The Mexico Fund, Inc.	351,760
47,993	Tortoise Energy Infrastructure Corporation	1,673,516
226,680	Virtus Convertible & Income Fund (a)	741,244
483,934	Virtus Convertible & Income Fund II (a)	1,413,087
72,630	Virtus Dividend, Interest & Premium Strategy Fund	891,896
306,863	Virtus Global Multi-Sector Income Fund	2,322,953

Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Fair Value
	CLOSED-END FUNDS - 79.2% - Continued
60,340	Voya Infrastructure Industrials and Materials Fund	$617,278
213,878	Western Asset Emerging Markets Debt Fund, Inc.	1,991,204
178,764	Western Asset High Income Opportunity Fund, Inc.	681,091
	TOTAL CLOSED-END FUNDS - (Cost $47,170,968)	48,396,158

	COMMON STOCK - 7.9%
	Financials - 0.5%
75,000	Banco Bradesco S.A. (b)	168,000
20,000	Itau Unibanco Holding S.A. (b)	116,800
		284,800
	Consumer Discretionary - 3.7%
73,100	Arcos Dorados Holdings, Inc.	657,900
97,963	Cresud S.A. Comercial Industrial Financiera Y Agropecuaria (b)	805,256
60,227	Despegar.com, Inc. (a) (b)	796,803
		2,259,959
	Energy - 1.4%
25,440	Cia Energetica De Minas Gerais - Cernig (b)	44,774
18,989	Transportadora de Gas del Sur (a) (b)	360,411
20,000	Transocean, LTD. (a)	107,000
8,040	Vista Oil & Gas S.A. de C.V. (a) (b)	365,659
		877,844
	Materials - 0.2%
15,000	Loma Negra Compania Industrial Argentina S.A. (b)	101,400

	Real Estate - 1.3%
88,930	Irsa Inversiones Y Representaciones S.A. (b)	796,812

	Telecommunications - 0.3%
25,000	Telecom Argentina S.A. (a) (b)	180,750

	Utilities - 0.5%
17,167	Central Puerto S.A. (b)	155,705
7,206	Empresa Distribuidora Y Comercializadora Norte S.A. (a) (b)	118,106
		273,811

	TOTAL COMMON STOCKS - (Cost $4,416,120)	4,775,376

	EXCHANGE-TRADED FUNDS - 1.8%
35,000	iShares Preferred and Income Securities ETF	1,104,250

	TOTAL EXCHANGE-TRADED FUNDS - (Cost $1,106,925)	1,104,250

Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

	REAL ESTATE INVESTMENT TRUST - 5.1%
30,000	Invesco Mortgage Capital Inc.		$281,100
25,000	New York Mortgage Trust, Inc.		146,000
344,314	NexPoint Diversified Real Estate Trust		1,904,059
64,328	Seven Hills Realty Trust		815,679

	TOTAL REAL ESTATE INVESTMENT TRUST - (Cost $3,163,927)		3,146,838

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 6.5%
	Money Market Funds - 6.5%
3,940,689	First American Government Obligations Fund, Class X (c)	5.236	$3,940,689

	TOTAL SHORT TERM INVESTMESTS - (Cost $3,940,689)		3,940,689

	TOTAL INVESTMENTS - 100.5% - (Cost $59,798,629)		61,363,311
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		(304,898)
	NET ASSETS - 100.0%		$61,058,413

(a)	Non-income Producing Security.

(b)	American Depository Receipt (ADR)

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.